Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	24. Cash and cash equivalents

Accounting policy
Cash comprises cash on hand and demand deposits. Cash equivalents are short-term, highly liquid investments readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held to meet short-term cash commitments. Cash and cash equivalents are measured at amortised cost, which is deemed to be fair value due to its short maturity.

Figures in million – SA rand	2025	2024	2023
Cash at the bank, on hand and cash equivalents	17,178	16,049	25,560
Total cash and cash equivalents	17,178	16,049	25,560
Fair value of cash and cash equivalents
The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of the balances.
Credit risk
The Group is exposed to credit risk on the total carrying value of cash and cash equivalents. The Group has reduced its exposure to credit risk by dealing and investing with a number of major financial institutions (see note 35.2).